Long-Term Debt (Loss on Extinguishment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Extinguishment Of Debt Disclosures [Abstract]
Write Off of Debt Discount	$ 1,246,000	$ 0
Write-off of deferred financing costs	1,477,000	0
Loss on extinguishment of debt	$ 2,723,000	$ 0